Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	92 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
Vert Global Sustainable Real Estate ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Vert Global Sustainable Real Estate ETF NAV
Average Annual Return, Percent	11.13%	7.04%	3.44%
MSCI ACWI Net Total Return Index (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Total Return Index (USD)
Average Annual Return, Percent	16.17%	13.65%	10.24%
S&P Global REIT (US Dollar) Net Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global REIT (US Dollar) Net Total Return Index
Average Annual Return, Percent	9.96%	6.20%	3.33%